Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Balance, December 31, 2024	$ 3,235,883
- Depreciation for the period	(85,562)	$ (75,537)
Balance, June 30, 2025	3,083,591
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance, December 31, 2024	4,250,798
- Acquisition of vessels, vessel improvements, vessel upgrades and other vessel costs	15,328
- Other fixed assets	163
- Vessel sales	(118,014)
- Vessel transferred to held for sale	(20,467)
- Depreciation for the period	0
Balance, June 30, 2025	4,127,808
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance, December 31, 2024	(1,042,441)
- Acquisition of vessels, vessel improvements, vessel upgrades and other vessel costs	0
- Other fixed assets	0
- Vessel sales	45,007
- Vessel transferred to held for sale	9,690
- Depreciation for the period	(85,562)
Balance, June 30, 2025	(1,073,306)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance, December 31, 2024	3,208,357
- Acquisition of vessels, vessel improvements, vessel upgrades and other vessel costs	15,328
- Other fixed assets	163
- Vessel sales	(73,007)
- Vessel transferred to held for sale	(10,777)
- Depreciation for the period	(85,562)
Balance, June 30, 2025	$ 3,054,502